Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$1,265	$1,314,613
2.80%, 03/01/27 (Call 12/01/26)	651	679,123
5.04%, 05/01/27 (Call 03/01/27)	2,189	2,533,877
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)(a)	625	675,506
3.50%, 04/01/27 (Call 02/01/27)	1,069	1,197,163
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)(a)	1,343	1,468,785
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)(a)	1,321	1,444,223
3.50%, 03/15/27 (Call 12/15/26)	1,639	1,821,831
7.20%, 08/15/27(a)	303	399,342
		11,534,463
Agriculture — 1.7%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	4,613	4,994,634
4.70%, 04/02/27 (Call 02/02/27)	1,246	1,418,147
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	993	1,107,483
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)(a)	667	737,302
		8,257,566
Airlines — 1.4%
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	290	298,687
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	684	748,870
5.13%, 06/15/27 (Call 04/15/27)	2,300	2,721,498
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29	2,736	3,037,564
		6,806,619
Apparel — 0.6%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	1,280	1,389,427
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	597	653,285
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)(a)	692	744,585
		2,787,297
Auto Manufacturers — 1.8%
American Honda Finance Corp., 2.35%, 01/08/27	726	770,736
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	1,050	1,182,290
6.80%, 10/01/27 (Call 08/01/27)	1,359	1,728,988
General Motors Financial Co. Inc.
2.70%, 08/20/27 (Call 06/20/27)(a)	1,161	1,218,203
4.35%, 01/17/27 (Call 10/17/26)(a)	1,557	1,763,956
Toyota Motor Credit Corp.
1.15%, 08/13/27	766	765,471
3.20%, 01/11/27	1,162	1,287,682
		8,717,326
Auto Parts & Equipment — 0.6%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	1,586	1,693,991
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	1,189	1,327,280
		3,021,271
Banks — 13.0%
Banco Santander SA, 4.25%, 04/11/27	1,400	1,589,238
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	3,345	3,650,164
Series L, 4.18%, 11/25/27 (Call 11/25/26)	2,674	3,016,593
	Par
Security	(000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27 (Call 02/16/27)	$1,321	$1,463,813
Citigroup Inc., 4.45%, 09/29/27	5,024	5,797,194
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	1,147	1,222,404
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)	384	405,646
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	3,134	3,470,027
5.95%, 01/15/27	1,651	2,020,874
ING Groep NV, 3.95%, 03/29/27	1,903	2,153,302
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	965	1,063,324
4.25%, 10/01/27(a)	1,873	2,153,819
8.00%, 04/29/27	1,050	1,418,476
KeyCorp., 2.25%, 04/06/27	1,308	1,367,658
Lloyds Banking Group PLC, 3.75%, 01/11/27	1,451	1,612,598
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	745	828,216
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	1,481	1,643,717
3.68%, 02/22/27	851	955,077
Mizuho Financial Group Inc.
3.17%, 09/11/27	1,169	1,281,236
3.66%, 02/28/27(a)	755	843,290
Morgan Stanley
3.63%, 01/20/27	3,943	4,404,686
3.95%, 04/23/27	2,608	2,937,156
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	1,325	1,464,377
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	1,219	1,343,362
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	1,452	1,643,098
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	1,149	1,272,460
3.36%, 07/12/27	1,968	2,180,131
3.45%, 01/11/27(a)	1,757	1,949,163
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)(a)	1,160	1,148,586
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,910	2,114,045
Wells Fargo & Co., 4.30%, 07/22/27	3,500	4,021,500
Westpac Banking Corp., 3.35%, 03/08/27	1,120	1,248,755
		63,683,985
Beverages — 1.8%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	1,430	1,459,615
2.90%, 05/25/27(a)	825	907,954
3.38%, 03/25/27	1,500	1,687,950
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)	774	857,956
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	994	1,105,915
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	734	794,474
3.00%, 10/15/27 (Call 07/15/27)	1,876	2,077,407
		8,891,271
Biotechnology — 1.6%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	1,550	1,625,485
3.20%, 11/02/27 (Call 08/02/27)(a)	1,675	1,846,470
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	424	419,001
2.95%, 03/01/27 (Call 12/01/26)	2,090	2,272,374
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)(b)	1,547	1,551,950
		7,715,280

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials — 0.8%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	$1,625	$1,717,089
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	275	277,648
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	345	380,283
3.50%, 12/15/27 (Call 09/15/27)	514	572,467
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	563	623,157
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)(a)	470	535,814
		4,106,458
Chemicals — 1.4%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)(a)	675	700,987
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	565	628,591
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	1,242	1,368,411
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	675	765,153
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	760	839,914
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)(a)	2,105	2,339,308
		6,642,364
Commercial Services — 0.6%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	1,302	1,463,747
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	140	142,274
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	1,052	1,145,659
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	140	146,254
		2,897,934
Computers — 3.8%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	2,254	2,471,240
3.00%, 06/20/27 (Call 03/20/27)	1,099	1,214,329
3.00%, 11/13/27 (Call 08/13/27)	1,452	1,599,262
3.20%, 05/11/27 (Call 02/11/27)	2,293	2,543,717
3.35%, 02/09/27 (Call 11/09/26)	2,580	2,875,745
Dell International LLC/EMC Corp., 6.10%, 07/15/27 (Call 05/15/27)	834	1,030,791
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	870	1,003,267
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)	1,387	1,497,003
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,598	1,633,060
3.30%, 01/27/27	586	648,016
6.22%, 08/01/27	610	777,189
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)	1,107	1,170,309
		18,463,928
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)(a)	595	658,463
Procter & Gamble Co. (The)
2.80%, 03/25/27	649	708,306
2.85%, 08/11/27	958	1,054,585
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	1,229	1,341,982
		3,763,336
Diversified Financial Services — 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)(a)	1,296	1,391,917
4.63%, 10/15/27 (Call 08/15/27)(a)	785	880,660
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	642	698,136
3.63%, 12/01/27 (Call 09/01/27)(a)	635	690,944
	Par
Security	(000)	Value

Diversified Financial Services (continued)
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	$2,578	$2,869,391
Andrew W Mellon Foundation (The), Series 2020, 0.95%,
08/01/27 (Call 06/01/27)(a)	90	88,870
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	1,107	1,241,323
3.75%, 03/09/27 (Call 02/09/27)	2,019	2,264,672
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	867	971,491
Charles Schwab Corp. (The), 3.20%, 03/02/27 (Call 12/02/26)	967	1,067,375
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	1,544	1,753,752
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)(a)	478	523,420
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)	1,160	1,322,168
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)(a)	1,035	1,136,264
Jefferies Group LLC, 6.45%, 06/08/27	475	596,971
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	1,171	1,371,885
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	390	431,270
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	1,663	1,857,105
ORIX Corp., 3.70%, 07/18/27(a)	401	452,107
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	1,531	1,715,072
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	422	416,105
1.90%, 04/15/27 (Call 02/15/27)	1,506	1,571,270
2.75%, 09/15/27 (Call 06/15/27)	1,068	1,166,480
		26,478,648
Electric — 4.9%
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	815	890,909
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	552	604,407
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	164	178,781
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	596	642,196
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	413	449,294
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)(a)	477	532,022
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	470	512,356
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	416	461,236
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)	691	754,075
Dominion Energy Inc., Series B, 3.60%, 03/15/27 (Call 01/15/27)	427	476,959
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	1,038	1,133,714
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	679	748,014
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	880	1,014,191
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	861	946,007
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	200	219,054
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	495	541,332
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	771	852,664
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	665	732,611
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	578	637,222
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	584	642,336
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	1,812	2,030,020
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	1,049	1,156,680

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	$1,318	$1,280,529
3.30%, 03/15/27 (Call 12/15/26)	335	347,790
3.30%, 12/01/27 (Call 09/01/27)	1,552	1,594,370
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	527	576,153
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	1,057	1,157,669
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)(a)	648	705,620
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,038	1,159,757
WEC Energy Group Inc., 1.38%, 10/15/27 (Call 08/15/27)	640	635,219
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	516	564,354
		24,177,541
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	510	526,820

Electronics — 0.6%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	565	620,200
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	110	119,603
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)(a)	1,292	1,514,922
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	716	781,722
		3,036,447
Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	934	1,035,544
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	800	883,224
		1,918,768
Food — 1.8%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	1,223	1,203,371
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	752	826,929
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	564	624,370
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)(a)	778	864,747
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	876	985,456
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	1,039	1,157,602
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	1,033	1,132,437
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	1,624	1,814,885
		8,609,797
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	635	683,476
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	833	962,540
		1,646,016
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	378	412,844
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	385	419,423
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	1,562	1,737,366
		2,569,633
Hand & Machine Tools — 0.0%
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	105	115,449

Health Care - Products — 0.4%
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	704	780,968
Thermo Fisher Scientific Inc., 3.20%, 08/15/27 (Call 05/15/27)	1,251	1,379,941
		2,160,909
	Par
Security	(000)	Value

Health Care - Services — 2.2%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	$2,208	$2,488,482
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)(a)	1,807	2,062,293
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	1,088	1,228,667
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	450	497,893
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	1,001	1,118,698
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	90	102,121
UnitedHealth Group Inc.
2.95%, 10/15/27(a)	964	1,063,504
3.38%, 04/15/27	892	997,631
3.45%, 01/15/27	1,044	1,168,894
		10,728,183
Holding Companies - Diversified — 0.4%
Blackstone Secured Lending Fund, 2.13%, 02/15/27 (Call 01/15/27)(b)	300	296,322
FS KKR Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)	560	558,774
Oaktree Specialty Lending Corp., 2.70%, 01/15/27 (Call 12/15/26)(a)	545	550,281
Owl Rock Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)	680	689,350
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	105	104,820
		2,199,547
Home Builders — 0.7%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	578	572,908
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(a)	1,070	1,248,701
5.00%, 06/15/27 (Call 12/15/26)	750	877,357
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)(a)	810	950,478
		3,649,444
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	677	745,147

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	599	657,953
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	858	940,059
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)(a)	379	375,631
		1,973,643
Insurance — 1.6%
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)(a)	797	911,170
Aon Corp., 8.21%, 01/01/27	505	663,757
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	653	730,021
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	1,705	1,880,462
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)(a)	944	1,046,490
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)	697	741,775
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)(a)	223	247,753
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	411	467,673
Progressive Corp. (The), 2.45%, 01/15/27(a)	573	615,941
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)(a)	335	369,190
		7,674,232
Internet — 3.3%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	3,165	3,461,529
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	1,195	1,174,685
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	817	823,201
3.15%, 08/22/27 (Call 05/22/27)	4,488	4,985,629

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
Baidu Inc., 3.63%, 07/06/27	$735	$818,577
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	762	855,170
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	1,398	1,568,262
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)	836	952,773
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	1,440	1,595,117
		16,234,943
Iron & Steel — 0.1%
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)	585	589,282

Machinery — 0.8%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	540	537,851
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	754	844,714
John Deere Capital Corp.
1.75%, 03/09/27	419	432,965
2.80%, 09/08/27	813	886,812
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)(a)	995	1,045,248
		3,747,590
Manufacturing — 1.4%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	1,258	1,377,950
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	574	644,556
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	1,205	1,322,054
General Electric Co., 3.45%, 05/01/27 (Call 03/01/27)(a)	1,619	1,795,066
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	750	825,060
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	700	779,779
		6,744,465
Media — 1.7%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	1,905	2,012,842
3.30%, 02/01/27 (Call 11/01/26)	1,638	1,806,993
3.30%, 04/01/27 (Call 02/01/27)	1,069	1,185,093
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	1,310	1,439,520
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)(a)	934	1,001,939
Walt Disney Co. (The), 3.70%, 03/23/27(a)	580	656,856
		8,103,243
Mining — 0.2%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	890	1,022,129

Oil & Gas — 4.0%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	963	1,045,558
3.54%, 04/06/27 (Call 02/06/27)	835	931,017
3.59%, 04/14/27 (Call 01/14/27)	838	934,261
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	1,671	1,848,895
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	1,772	1,966,211
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	1,002	1,122,040
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	1,257	1,313,276
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	898	886,030
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	1,193	1,328,370
ConocoPhillips, 3.75%, 10/01/27 (Call 07/01/27)(b)	1,534	1,739,479
Devon Energy Corp., 5.25%, 10/15/27 (Call 10/15/22)(b)	483	515,776
Eni USA Inc., 7.30%, 11/15/27	281	369,863
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)(a)	1,337	1,486,436
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)(a)	1,361	1,520,741
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	1,533	1,746,915
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)(a)	995	1,014,681
		19,769,549
	Par
Security	(000)	Value

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	$2,030	$2,234,218

Packaging & Containers — 0.3%
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)(b)	80	80,066
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)(a)	645	714,744
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	673	741,208
		1,536,018
Pharmaceuticals — 5.6%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	988	1,087,719
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	1,123	1,232,942
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	2,413	2,701,064
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	363	362,245
3.25%, 02/27/27(a)	981	1,092,903
3.45%, 11/15/27 (Call 08/15/27)	1,337	1,503,176
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	1,566	1,729,334
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	964	1,051,579
3.40%, 03/01/27 (Call 12/01/26)	1,799	1,987,049
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,996	2,977,455
3.63%, 04/01/27 (Call 02/01/27)	1,237	1,378,995
6.25%, 06/01/27	345	432,958
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	697	768,617
5.50%, 03/15/27	410	505,538
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	2,054	2,036,027
2.95%, 03/03/27 (Call 12/03/26)	859	945,012
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	1,099	1,151,093
3.10%, 05/17/27 (Call 02/17/27)	1,633	1,800,480
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)(a)(b)	1,010	1,039,219
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	1,285	1,402,847
		27,186,252
Pipelines — 4.0%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	613	696,883
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	1,924	2,253,581
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	655	731,989
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)(a)	1,128	1,259,028
Energy Transfer LP
4.00%, 10/01/27 (Call 07/01/27)	1,087	1,211,429
4.20%, 04/15/27 (Call 01/15/27)	595	664,145
5.50%, 06/01/27 (Call 03/01/27)	1,386	1,644,295
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	585	658,921
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	1,651	1,861,172
4.25%, 12/01/27 (Call 09/01/27)	924	1,054,709
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	339	381,531
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	832	929,785
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	2,094	2,439,573
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	823	921,143
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	397	510,748

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	$2,043	$2,282,092
		19,501,024
Real Estate Investment Trusts — 6.1%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	753	848,864
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)	538	592,360
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)(a)	793	843,895
3.13%, 01/15/27 (Call 10/15/26)	662	715,741
3.55%, 07/15/27 (Call 04/15/27)	1,294	1,432,574
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)(a)	610	675,404
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	388	427,549
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	616	683,150
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	1,374	1,532,065
4.00%, 03/01/27 (Call 12/01/26)	866	978,320
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	1,528	1,723,828
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	521	578,300
Equinix Inc., 1.80%, 07/15/27 (Call 05/15/27)	997	1,017,379
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	591	654,970
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)(a)	220	245,137
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	480	525,955
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)(a)	595	671,327
Healthpeak Properties Inc., 1.35%, 02/01/27 (Call 01/01/27)	25	25,120
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)(a)	400	446,860
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)	480	532,387
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	470	527,082
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)(a)	650	735,553
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	733	823,775
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	400	437,528
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	770	868,329
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(a)	518	594,493
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	662	694,809
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)(a)	820	908,060
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)(a)	936	1,021,148
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	675	752,611
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)	1,027	1,135,924
3.38%, 12/01/27 (Call 09/01/27)(a)	1,102	1,220,311
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	648	727,367
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	560	604,906
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)(a)	385	420,289
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	476	529,088
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	615	693,622
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	915	1,042,807
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	455	486,208
Weyerhaeuser Co., 6.95%, 10/01/27	500	650,460
		30,025,555
	Par
Security	(000)	Value

Retail — 3.7%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)(a).$	732	$737,080
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	295	327,922
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)(a)	888	1,000,723
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,541	1,563,268
3.00%, 05/18/27 (Call 02/18/27)	1,399	1,545,559
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	913	1,019,666
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	955	1,081,633
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	918	985,427
2.80%, 09/14/27 (Call 06/14/27)	1,719	1,880,122
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	1,985	2,181,952
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	1,317	1,463,292
3.50%, 07/01/27 (Call 05/01/27)	1,488	1,662,840
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)	20	21,019
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	1,126	1,274,204
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	667	692,866
Walmart Inc., 5.88%, 04/05/27(a)	492	620,653
		18,058,226
Semiconductors — 3.7%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	1,860	2,068,115
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	5,137	5,702,532
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)(a)	1,712	1,892,428
3.75%, 03/25/27 (Call 01/25/27)(a)	761	863,149
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	720	801,670
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	1,261	1,433,101
NXP BV/NXP Funding LLC/NXP USA Inc., 3.15%, 05/01/27 (Call 03/01/27)(a)(b)	890	962,250
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	2,836	3,138,403
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	988	1,083,471
		17,945,119
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	996	1,093,269

Software — 4.6%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	699	778,036
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	1,171	1,234,199
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)(a)	1,006	1,121,539
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)(a)	466	524,781
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	1,163	1,328,809
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)	1,590	1,664,428
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)	892	899,841
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)(a)	4,276	4,778,815
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	2,328	2,489,889
3.25%, 11/15/27 (Call 08/15/27)	3,587	3,921,954
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)	1,049	1,045,066
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	1,690	1,903,025
4.65%, 05/15/27 (Call 03/15/27)	790	918,817
		22,609,199
Telecommunications — 4.4%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)(a)	2,149	2,251,486

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
3.80%, 02/15/27 (Call 11/15/26)	$1,556	$1,747,295
4.25%, 03/01/27 (Call 12/01/26)	2,261	2,589,048
Telefonica Emisiones SA, 4.10%, 03/08/27	2,115	2,392,551
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	604	651,203
3.70%, 09/15/27 (Call 06/15/27)(a)	997	1,130,618
T-Mobile USA Inc., 3.75%, 04/15/27 (Call 02/15/27)	4,751	5,297,365
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	1,164	1,262,975
4.13%, 03/16/27	3,831	4,389,943
		21,712,484
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	698	768,358

Transportation — 1.5%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)(a)	1,094	1,218,979
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	1,515	1,666,439
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	830	909,580
7.80%, 05/15/27(a)	148	199,881
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	741	775,420
3.00%, 04/15/27 (Call 01/15/27)	727	793,775
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	1,433	1,597,723
		7,161,797
Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	460	511,322

Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)(a)	757	826,258

Total Corporate Bonds & Notes — 98.7%
(Cost: $462,941,617)		482,879,622
	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	45,375	$45,397,335
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,847	2,847,000
		48,244,335
Total Short-Term Investments — 9.9%
(Cost: $48,237,606)		48,244,335

Total Investments in Securities — 108.6%
(Cost: $511,179,223)		531,123,957

Other Assets, Less Liabilities — (8.6)%		(41,891,752)

Net Assets — 100.0%		$489,232,205

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,020,645	$29,382,143	(a)	$—	$(1,997)	$(3,456)	$45,397,335	45,375	$54,446	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,047,000	1,800,000	(a)	—	—	—	2,847,000	2,847	320		—
					$(1,997)	$(3,456)	$48,244,335		$54,766		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$482,879,622	$—	$482,879,622
Money Market Funds	48,244,335	—	—	48,244,335
	$48,244,335	$482,879,622	$—	$531,123,957